Cash and Investment Held in Trust Account (Details) - Schedule of carrying value, including gross unrealized holding gain as other comprehensive income and fair value of held to marketable securities - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale marketable securities
U.S. Treasury Securities, Carrying Value	$ 40,989,461	$ 40,441,469	$ 48,239,345
U.S. Treasury Securities, Gross Unrealized Holding Gain			10,173
U.S. Treasury Securities, Fair Value	$ 40,989,461	$ 40,441,469	$ 48,249,518